SUBSEQUENT EVENTS (Details) (Dividend Declared [Member], USD $)	0 Months Ended
Jul. 25, 2012
Dividend Declared [Member]
Subsequent Event [Line Items]
Date of dividends declaration	Jul. 25, 2013
Cash distribution (in dollars per share)	$ 0.515
Date of payment of cash distribution	Aug. 14, 2013
Date of record of cash distribution	Aug. 05, 2013